Statements of Shareholders' Deficit - USD ($)	Preferred stock	Common stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 30, 2018		$ 852,458	$ 8,131,620	$ (21,999,514)	$ (13,015,436)
Balance, Shares at Jun. 30, 2018		852,458,018
Issuance of common stock for conversion of debt and accrued interest		$ 195,464	1,345,145		1,540,609
Issuance of common stock for conversion of debt and accrued interest, shares		195,464,064
Issuance of common stock for services		$ 29,397	220,038		249,435
Issuance of common stock for services, shares		29,397,257
Stock based compensation expense			735,772		735,772
Net Income (Loss)				3,978,337	3,978,337
Balance at Jun. 30, 2019		$ 1,077,319	10,432,575	(18,021,177)	(6,511,283)
Balance, Shares at Jun. 30, 2019		1,077,319,339
Issuance of common stock for conversion of debt and accrued interest		$ 217,641	855,933		1,073,574
Issuance of common stock for conversion of debt and accrued interest, shares		217,641,145
Issuance of common stock for services		$ 22,995	66,455		89,450
Issuance of common stock for services, shares		22,995,143
Stock based compensation expense			246,994		246,994
Net Income (Loss)				(1,252,759)	(1,252,759)
Balance at Sep. 30, 2019		$ 1,317,955	11,601,957	(19,273,936)	(6,354,024)
Balance, Shares at Sep. 30, 2019		1,317,955,627
Balance at Jun. 30, 2019		$ 1,077,319	10,432,575	(18,021,177)	(6,511,283)
Balance, Shares at Jun. 30, 2019		1,077,319,339
Issuance of common stock for conversion of debt and accrued interest		$ 884,990	492,196		1,377,186
Issuance of common stock for conversion of debt and accrued interest, shares		884,989,722
Issuance of common stock for services		$ 91,101	266,033		357,134
Issuance of common stock for services, shares		91,101,103
Stock based compensation expense			473,853		473,853
Net Income (Loss)				(57,529,338)	(57,529,338)
Balance at Jun. 30, 2020		$ 2,053,410	11,664,657	(75,550,515)	(61,832,448)
Balance, Shares at Jun. 30, 2020		2,053,410,164
Issuance of common stock for cash		$ 35,573	764,427		800,000
Issuance of common stock for cash shares		35,573,090
Issuance of common stock for conversion of debt and accrued interest		$ 79,908	177,327		257,235
Issuance of common stock for conversion of debt and accrued interest, shares		79,908,088
Issuance of common stock for services		$ 2,814	85,487		88,301
Issuance of common stock for services, shares		2,813,903
Stock based compensation expense			112,035		112,035
Net Income (Loss)				(2,206,260)	(2,206,260)
Balance at Sep. 30, 2020		$ 2,171,705	$ 12,803,933	$ (77,756,775)	$ (62,781,137)
Balance, Shares at Sep. 30, 2020		2,171,705,242